CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents (Note 4)	$ 137,672,718	$ 35,747,049
Marketable securities (Notes 5 and 6)	239,232	541,216
Deposits, advances and other	156,050	153,916
Total current assets	138,068,000	36,442,181
Property, plant and equipment, net (Note 7)	12,632,534	12,046,496
Total assets	150,700,534	48,488,677
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	2,167,171	691,409
Accrued interest	0	2,379
Income tax payable	1,263,438	0
Deferred income tax (Note 12)	18,402,483	0
Contingent value rights (Note 3)	3,097,193	0
Total current liabilities	24,930,285	693,788
Convertible notes and interest notes (Note 11)	0	43,968,020
Contingent value rights (Note 3)	0	1,012,491
Total liabilities	24,930,285	45,674,299
SHAREHOLDERS' EQUITY
Common shares	378,009,884	342,190,645
Contributed surplus (Note 11)	20,625,372	25,723,900
Stock options (Note 10)	20,409,643	17,353,725
Accumulated deficit	(293,386,189)	(382,897,065)
Accumulated other comprehensive income	111,539	443,173
Total shareholders' equity	125,770,249	2,814,378
Total liabilities and shareholders' equity	$ 150,700,534	$ 48,488,677